FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 8) (Convertible loan, USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2013	May 31, 2012
Convertible loans
Face amount		$ 2,000
Annual interest rate (as a percent)		8.00%
Repayment of loan and accrued interest	2,300
PARENT COMPANY
Convertible loans
Face amount		2,000
Annual interest rate (as a percent)		8.00%
Repayment of loan and accrued interest	$ 2,300